DoubleLine Emerging Markets Fixed Income Fund	(Unaudited)
Schedule of Investments	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $

FOREIGN CORPORATE BONDS - 79.4%
BRAZIL - 13.7%
1,745,460	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	1,694,892
505,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38%	(a)	01/28/2031	479,123
2,300,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38%		01/28/2031	2,182,146
500,000	Braskem Netherlands Finance BV	7.25%		02/13/2033	471,750
7,700,000	Braskem Netherlands Finance BV (5 yr. CMT Rate + 8.22%)	8.50%		01/23/2081	7,712,974
7,200,000	Cosan Overseas Ltd.	8.25%	(b)	08/05/2024	7,325,209
3,350,000	CSN Resources SA	5.88%		04/08/2032	2,790,481
11,127,023	Guara Norte Sarl	5.20%		06/15/2034	10,262,780
1,929,352	Invepar Holdings	0.00%	(c)(d)	12/30/2028	–
200,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.22%)	4.63%	(b)	02/27/2025	195,248
7,846,000	MARB BondCo PLC	3.95%		01/29/2031	6,526,850
3,800,000	Minerva Luxembourg SA	4.38%		03/18/2031	3,137,280
1,600,000	Minerva Luxembourg SA	8.88%		09/13/2033	1,653,459
1,100,000	Minerva Luxembourg SA	8.88%	(a)	09/13/2033	1,136,753
2,500,000	Movida Europe SA	7.85%	(a)	04/11/2029	2,354,438
6,621,720	MV24 Capital BV	6.75%		06/01/2034	6,331,148
7,818,045	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	7,782,069
975,000	Simpar Europe SA	5.20%		01/26/2031	803,202
850,000	Unigel Luxembourg SA	8.75%	(c)	10/01/2026	241,230
					63,081,032
CHILE - 4.7%
578,000	AES Andes SA (5 yr. CMT Rate + 4.92%)	6.35%		10/07/2079	569,771
1,500,000	Banco del Estado de Chile (5 yr. CMT Rate + 3.23%)	7.95%	(a)(b)	05/02/2029	1,550,460
2,900,000	CAP SA	3.90%	(a)	04/27/2031	2,322,545
6,000,000	CAP SA	3.90%		04/27/2031	4,805,267
10,695,473	Chile Electricity PEC SpA	0.00%	(a)	01/25/2028	8,583,117
2,389,750	Empresa Electrica Angamos SA	4.88%		05/25/2029	2,160,477
1,368,600	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	1,334,219
					21,325,856
COLOMBIA - 9.6%
1,494,996	AI Candelaria Spain SA	7.50%		12/15/2028	1,469,569
7,100,000	AI Candelaria Spain SA	5.75%		06/15/2033	5,749,401
3,800,000	AI Candelaria Spain SA	5.75%	(a)	06/15/2033	3,077,145
2,850,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%	(a)(b)	04/22/2031	2,109,000
200,000	Banco de Bogota SA	6.25%		05/12/2026	197,200
9,100,000	Bancolombia SA (5 yr. CMT Rate + 2.94%)	4.63%		12/18/2029	8,796,287
2,300,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%		12/24/2034	2,350,566
5,213,000	Canacol Energy Ltd.	5.75%		11/24/2028	2,760,982
7,000,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	6,040,125
4,392,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	3,635,527
1,203,020	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	1,184,975
7,139,000	Gran Tierra Energy, Inc.	9.50%	(a)	10/15/2029	6,804,787
					44,175,564
DOMINICAN REPUBLIC - 0.8%
200,000	Aeropuertos Dominicanos Siglo XXI SA	7.00%	(a)	06/30/2034	202,740
3,800,000	AES Espana BV	5.70%	(a)	05/04/2028	3,618,212
					3,820,952
GUATEMALA - 4.0%

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
3,850,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	3,727,147
5,500,000	CT Trust	5.13%		02/03/2032	4,849,938
2,135,000	Energuate Trust	5.88%		05/03/2027	2,060,392
3,119,400	Millicom International Cellular SA	6.63%		10/15/2026	3,118,555
1,890,000	Millicom International Cellular SA	5.13%		01/15/2028	1,784,506
2,700,000	Millicom International Cellular SA	6.25%		03/25/2029	2,601,242
					18,141,780
INDIA - 10.7%
1,800,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	1,547,736
1,700,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	1,391,416
3,891,500	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	3,261,214
2,752,000	Adani International Container Terminal Pvt Ltd.	3.00%	(a)	02/16/2031	2,306,273
2,400,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	2,223,486
2,300,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	2,139,575
900,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	806,496
4,450,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	3,553,360
3,800,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	3,603,869
1,887,500	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	1,568,434
200,000	Bharti Airtel Ltd.	4.38%		06/10/2025	197,895
3,496,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	3,108,451
1,000,000	JSW Steel Ltd.	5.05%		04/05/2032	879,847
4,960,000	Network i2i Ltd. (5 yr. CMT Rate + 4.27%)	5.65%	(b)	01/15/2025	4,933,189
4,250,000	Reliance Industries Ltd.	4.13%		01/28/2025	4,213,351
250,000	Reliance Industries Ltd.	3.67%		11/30/2027	237,443
8,000,000	UPL Corp. Ltd.	4.63%		06/16/2030	6,611,060
6,580,000	Vedanta Resources Ltd.	13.88%		12/09/2028	6,301,817
					48,884,912
INDONESIA - 7.5%
4,250,000	Adaro Indonesia PT	4.25%		10/31/2024	4,216,829
2,500,000	Freeport Indonesia PT	4.76%		04/14/2027	2,460,873
3,100,000	Freeport Indonesia PT	5.32%	(a)	04/14/2032	3,008,557
2,400,000	Freeport Indonesia PT	5.32%		04/14/2032	2,329,205
4,000,000	Freeport-McMoRan, Inc.	4.63%		08/01/2030	3,853,346
6,580,700	LLPL Capital Pte Ltd.	6.88%	(a)	02/04/2039	6,633,911
3,251,640	LLPL Capital Pte Ltd.	6.88%		02/04/2039	3,277,933
2,324,500	Minejesa Capital BV	4.63%		08/10/2030	2,234,160
7,000,000	Minejesa Capital BV	5.63%		08/10/2037	6,333,962
					34,348,776
JAMAICA - 0.1%
87,572	Digicel Group Holdings Ltd.	0.00%	(a)(d)	12/31/2030	87,004
1,260,282	Digicel Group Holdings Ltd.	0.00%	(a)(d)	12/31/2030	256,114
28,066	Digicel Group Holdings Ltd.	0.00%	(a)(d)	12/31/2030	27,884
3,187,632	Digicel Group Holdings Ltd.	0.00%	(a)(d)	12/31/2030	75,492
					446,494
MEXICO - 9.0%
4,400,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63%	(b)	01/10/2028	4,334,345
5,000,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50%	(a)(b)	06/27/2029	4,856,492
1,000,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.03%)	6.63%	(b)	01/24/2032	878,786
9,000,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%		01/18/2033	8,208,556
2,300,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	2,133,974
200,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 4.66%)	8.45%		06/29/2038	206,273
2,400,000	Braskem Idesa SAPI	6.99%		02/20/2032	1,822,354
2,200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88%	(a)	02/15/2039	2,287,925

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
8,000,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%	(b)	06/08/2026	7,694,964
300,000	Cemex SAB de CV (5 yr. CMT Rate + 5.16%)	9.13%	(a)(b)	03/14/2028	320,558
1,562,000	Cometa Energia SAB de CV	6.38%		04/24/2035	1,517,361
500,000	Comision Federal de Electricidad	4.75%		02/23/2027	486,500
5,200,000	Credito Real SAB de CV SOFOM ER (5 yr. CMT Rate + 7.03%)	9.13%	(b)(c)	11/29/2027	13,520
200,000	Electricidad Firme de Mexico Holdings SAB de CV	4.90%		11/20/2026	187,824
367,489	Fermaca Enterprises S de RL de CV	6.38%		03/30/2038	361,467
2,440,000	KUO SAB De CV	5.75%		07/07/2027	2,366,202
4,600,000	Mexarrend SAPI de CV	10.25%	(a)(c)	07/24/2024	602,600
1,988,714	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	1,950,758
1,201,049	Tierra Mojada Luxembourg II Sarl	5.75%		12/01/2040	1,084,397
					41,314,856
PANAMA - 0.2%
822,991	UEP Penonome II SA	6.50%		10/01/2038	692,479
PARAGUAY - 1.3%
2,224,000	Frigorifico Concepcion SA	7.70%		07/21/2028	1,514,471
6,666,666	Rutas 2 & 7 Finance Ltd.	0.00%		09/30/2036	4,596,931
					6,111,402
PERU - 12.5%
8,000,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%		07/01/2030	7,712,970
3,950,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	3,676,805
12,172,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	11,829,143
7,950,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	7,691,570
6,804,000	Inkia Energy Ltd.	5.88%		11/09/2027	6,843,123
1,672,000	InRetail Consumer	3.25%		03/22/2028	1,512,938
2,560,000	InRetail Shopping Malls	5.75%		04/03/2028	2,516,994
5,500,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	5,135,104
2,587,298	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	2,369,850
6,100,000	Minsur SA	4.50%		10/28/2031	5,420,955
2,310,000	Orazul Energy Peru SA	5.63%		04/28/2027	2,193,576
800,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.50%		08/02/2028	704,330
					57,607,358
SINGAPORE - 3.8%
400,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	375,950
8,500,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%		09/10/2030	8,129,713
7,200,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	6,756,250
2,500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%		10/14/2031	2,311,619
					17,573,532
SOUTH AFRICA - 1.0%
5,300,000	Sasol Financing USA LLC	5.50%		03/18/2031	4,473,847
VIETNAM - 0.5%
2,319,022	Mong Duong Finance Holdings BV	5.13%		05/07/2029	2,206,028
	Total Foreign Corporate Bonds (Cost $390,529,703)				364,204,868
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 17.6%
BRAZIL - 1.1%
5,000,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75%	(b)	10/15/2024	5,105,120
COLOMBIA - 3.4%
200,000	Colombia Government International Bond	3.88%		04/25/2027	188,725
2,000,000	Colombia Government International Bond	5.00%		06/15/2045	1,410,721
3,000,000	Colombia Government International Bond	4.13%		05/15/2051	1,804,408
5,000,000	Ecopetrol SA	4.63%		11/02/2031	4,095,729

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
800,000	Ecopetrol SA	5.88%		05/28/2045	574,005
10,300,000	Ecopetrol SA	5.88%		11/02/2051	7,159,398
					15,232,986
GUATEMALA - 0.0%(e)
200,000	Guatemala Government Bond	4.38%		06/05/2027	191,755
INDONESIA - 2.3%
3,600,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	3,443,040
3,000,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%		05/15/2025	2,970,786
3,500,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	5.45%		05/15/2030	3,439,111
600,000	Pertamina Persero PT	1.40%		02/09/2026	561,114
					10,414,051
MEXICO - 6.1%
6,500,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	5,795,637
2,500,000	Comision Federal de Electricidad	3.35%		02/09/2031	2,067,911
11,000,000	Mexico Government International Bond	4.40%		02/12/2052	8,054,688
7,000,000	Mexico Government International Bond	6.34%		05/04/2053	6,617,468
7,400,000	Petroleos Mexicanos	6.75%		09/21/2047	4,872,298
					27,408,002
PANAMA - 1.7%
900,000	Panama Government International Bond	4.30%		04/29/2053	579,433
13,000,000	Panama Government International Bond	3.87%		07/23/2060	7,444,223
					8,023,656
PARAGUAY - 0.7%
4,351,261	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	3,263,446
PERU - 1.5%
1,759,570	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	1,734,148
4,700,000	Petroleos del Peru SA	4.75%		06/19/2032	3,523,310
2,800,000	Petroleos del Peru SA	5.63%		06/19/2047	1,790,089
					7,047,547
SOUTH AFRICA - 0.8%
4,200,000	Republic of South Africa Government International Bond	4.30%		10/12/2028	3,858,351
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $96,875,842)				80,544,914
SHORT TERM INVESTMENTS - 2.5%
3,800,617	First American Government Obligations Fund - U	5.26%	(f)		3,800,617
3,800,617	JPMorgan US Government Money Market Fund - IM	5.26%	(f)		3,800,617
3,800,617	MSILF Government Portfolio - Institutional	5.23%	(f)		3,800,617
	Total Short Term Investments (Cost $11,401,851)				11,401,851
	Total Investments - 99.5% (Cost $498,807,396)				456,151,633
	Other Assets in Excess of Liabilities - 0.5%				2,425,430
	NET ASSETS - 100.0%				$458,577,063

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	79.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	17.6%
Short Term Investments	2.5%
Other Assets and Liabilities	0.5%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Banking	21.6%
Utilities	16.8%
Energy	11.6%
Transportation	11.1%
Mining	10.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	7.8%
Consumer Products	4.4%
Telecommunications	3.9%
Building and Development (including Steel/Metals)	2.6%
Short Term Investments	2.5%
Chemicals/Plastics	2.4%
Chemical Products	2.4%
Retailers (other than Food/Drug)	0.9%
Conglomerates	0.5%
Food Products	0.2%
Finance	0.1%
Other Assets and Liabilities	0.5%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Mexico	15.1%
Brazil	14.8%
Peru	14.0%
Colombia	13.0%
India	10.7%
Indonesia	9.8%
Chile	4.7%
Guatemala	4.0%
Singapore	3.8%
United States	2.5%
Paraguay	2.0%
Panama	1.9%
South Africa	1.8%
Dominican Republic	0.8%
Vietnam	0.5%
Jamaica	0.1%
Other Assets and Liabilities	0.5%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Perpetual maturity. The date disclosed is the next call date of the security.
(c)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(d)	Value determined using significant unobservable inputs.
(e)	Represents less than 0.05% of net assets.
(f)	Seven-day yield as of period end.
CMT	Constant Maturity Treasury Rate

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Emerging Markets Fixed Income Fund
Investments in Securities
Level 1
Short Term Investments	$11,401,851
Total Level 1	11,401,851
Level 2
Foreign Corporate Bonds	363,758,374
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	80,544,914
Total Level 2	444,303,288
Level 3
Foreign Corporate Bonds	446,494
Total Level 3	446,494
Total	$456,151,633

See the Schedule of Investments for further disaggregation of investment categories.